Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2013	2014
Lubricants	$1,726	$6,853
Bunkers	-	7,515
Total	$1,726	$14,368